Consolidated Statements of Equity Consolidated Statements of Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings / (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Total Broadcom Inc. Stockholders' Equity	Noncontrolling Interest	Special Preference Preferred Stock	Series A Preferred Stock Preferred Stock
Beginning balance, Shares at Oct. 30, 2016		398						23
Beginning balance, Amount at Oct. 30, 2016	$ 21,876	$ 0	$ 19,241	$ (215)	$ (134)	$ 18,892	$ 2,984	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,784			1,692		1,692	92
Other comprehensive income (loss)	43				43	43
Cumulative effect of accounting change	50			47		47	3
Dividends to common stockholders	(1,653)			(1,653)		(1,653)
Distribution by Broadcom Cayman L.P. on exchangeable limited partnership units	(92)						(92)
Cancellation / redemption of preferred stock, Shares								(1)
Common stock issued for exchange of exchangeable limited partnership units, Shares		1
Common stock issued for exchange of exchangeable limited partnership units, Amount	0	$ 0	86			86
Exchange of exchangeable limited partnership units for common stock							(86)
Common stock issued, Shares		10
Common stock issued, Amount	257	$ 0	257			257
Stock-based compensation	921		921			921
Ending balance, Shares at Oct. 29, 2017		409						22
Ending balance, Amount at Oct. 29, 2017	$ 23,186	$ 0	20,505	(129)	(91)	20,285	2,901	$ 0
Series A preferred stock dividend rate, Percentage	0.00%
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 12,610			12,259		12,259	351
Other comprehensive income (loss)	(8)				(8)	(8)
Cumulative effect of accounting change	(266)			(237)	(16)	(253)	(13)
Fair value of partially vested equity awards assumed in connection with acquisitions	8		8			8
Dividends to common stockholders	(2,921)			(2,921)		(2,921)
Distribution by Broadcom Cayman L.P. on exchangeable limited partnership units	$ (77)						(77)
Cancellation / redemption of preferred stock, Shares								(22)
Common stock issued for exchange of exchangeable limited partnership units, Shares	22	22
Common stock issued for exchange of exchangeable limited partnership units, Amount	$ 0	$ 0	3,162			3,162
Exchange of exchangeable limited partnership units for common stock							(3,162)
Common stock issued, Shares		9
Common stock issued, Amount	212	$ 0	212			212
Stock-based compensation	$ 1,227		1,227			1,227
Repurchases of common stock, Shares	(32)	(32)
Repurchases of common stock, Amount	$ (7,258)	$ 0	(1,773)	(5,485)		(7,258)
Shares repurchased for tax withholdings on vesting of equity awards, Shares		0
Shares repurchased for tax withholdings on vesting of equity awards, Amount	(56)	$ 0	(56)			(56)
Ending balance, Shares at Nov. 04, 2018		408						0
Ending balance, Amount at Nov. 04, 2018	$ 26,657	$ 0	23,285	3,487	(115)	26,657	0	$ 0
Series A preferred stock dividend rate, Percentage	8.00%								8.00%
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 2,724			2,724		2,724
Other comprehensive income (loss)	(24)				(24)	(24)
Cumulative effect of accounting change	7			8	(1)	7
Fair value of partially vested equity awards assumed in connection with acquisitions	67		67			67
Dividends to common stockholders	(4,235)			(3,355)		(4,235)
Adjustments to additional paid in capital, dividends in excess of retained earnings			(880)
Adjustments to additional paid in capital, preferred dividends in excess of retained earnings	(29)		(29)			(29)
Common stock issued, Shares		15
Common stock issued, Amount	253	$ 0	253			253
Preferred stock issued, Shares									4
Preferred stock issued, Amount	3,679		3,679			3,679			$ 0
Stock-based compensation	$ 2,260		2,260			2,260
Repurchases of common stock, Shares	(21)	(21)
Repurchases of common stock, Amount	$ (5,435)	$ 0	(2,571)	(2,864)		(5,435)
Shares repurchased for tax withholdings on vesting of equity awards, Shares		(4)
Shares repurchased for tax withholdings on vesting of equity awards, Amount	(983)	$ 0	(983)			(983)
Ending balance, Shares at Nov. 03, 2019		398						0	4
Ending balance, Amount at Nov. 03, 2019	$ 24,941	$ 0	$ 25,081	$ 0	$ (140)	$ 24,941	$ 0	$ 0	$ 0